Income Taxes - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Unused tax losses not expired for which no deferred tax asset recognised	₽ 88,289	₽ 43,700
Deductible temporary differences for which no deferred tax asset is recognised	₽ 11,894	₽ 2,430
Description of Tax Losses Expiration year	tax losses of 7 expires within 1 year, 10 within 2 years, 123 within 3 years, 2 within 4 years and 409 within 5 years.
No Expiration Period [Member]
Income Tax [Line Items]
Unused tax losses not expired for which no deferred tax asset recognised	₽ 87,738